STOCK PLAN	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCK PLAN

NOTE E - STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan.

In August 2022, the Company issued stock options to purchase up to 500,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest over a three-year period. The estimated aggregate fair value of the stock options at the date of grant was determined to be $287,487 using a Black Scholes model.

In September 2023, the Company issued stock options to purchase up to 300,000 shares of common stock at an exercise price of $3.00 per share to consultants pursuant to the Plan. The options vest immediately and are exercisable over a three-year period. The estimated aggregate fair value of the stock options at the date of grant was determined to be $350,175 using a Black Scholes model.

The Company recognized $664,208 and $259,300 of stock-based compensation expense during the years ended December 31, 2023 and 2022, respectively, related to stock options which is included in the accompanying consolidated statements of operations. As of December 31, 2023, there was approximately $341,000 of total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 0.8 years.

At December 31, 2023, there were 4,815,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan through December 31, 2023:

	Options Issued	Weighted-Average Exercise Price

Options outstanding – December 31, 2021	1,882,500	$1.00
Granted	502,500	1.00
Canceled	-	-
Exercised	(25,000)	1.00

Options outstanding – December 31, 2022	2,360,000	1.00
Granted	300,000	3.00
Canceled	-
Forfeited	(75,000)	1.00
Exercised	-
Options outstanding – December 31, 2023	2,585,000	$1.23

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2023 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2022	Number Exercisable at December 31, 2023
$1.00	2,285,000	6.9 Years	1,204,444	1,796,111
$3.00	300,000	2.9 years	-	300,000
	2,585,000		1,204,444	2,096,111

The fair value of each option grant was estimated on the date of grant to be $1.17 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2023:

Risk-free interest rates	2.85%
Expected life in years	1.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$3.00

The fair value of each option grant was estimated on the date of grant to be $0.56 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2022:

Risk-free interest rates	2.19%
Expected life in years	3.5
Expected volatility	80%
Expected dividend yield	0%
Fair value common stock	$1.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.